Document And Entity Information	Nov. 10, 2020
Document Information Line Items
Entity Registrant Name	Opes Acquisition Corp.
Trading Symbol	OPES
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001723580
Document Period End Date	Nov. 10, 2020
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38417
Entity Tax Identification Number	82-2418815
Entity Address, Address Line One	4218 NE 2nd Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	(305)
Local Phone Number	573-3900
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Security Exchange Name	NASDAQ